Document And Entity Information	12 Months Ended
Mar. 31, 2026 shares
Document Information Line Items
Entity Central Index Key	0001931717
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41919
Entity Registrant Name	CCSC Technology International Holdings Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1301-03
Entity Address, Address Line Two	13/f Shatin Galleria
Entity Address, Address Line Three	18-24 Shan Mei StFotan
Entity Address, City or Town	Shatin
Entity Address, Country	HK
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	CCTG
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	6907
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of CCSC Technology International Holdings Limited and its subsidiaries (collectively, the “Group”) as of March 31, 2026 and 2025, the related consolidated statements of operations and comprehensive loss, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows for the years ended March 31, 2026 and 2025, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, consolidated financial position of the Group as of March 31, 2026 and 2025, and the results of its operations and its cash flows for the years ended March 31, 2026 and 2025, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

We also audited the adjustments described in Notes 12 and 14 that were applied to the 2024 consolidated financial statements to retrospectively reflect the adoption of ASU 2023-09, Income Taxes (Topic 740), and the effects of the dual-class share structure and share consolidation. In our opinion, such adjustments are appropriate and have been properly applied. We were not engaged to audit, review, or apply any procedures to the 2024 consolidated financial statements of the Group other than with respect to such adjustments and, accordingly, we do not express an opinion or any other form of assurance on the 2024 consolidated financial statements taken as a whole.

Auditor Name	Enrome LLP
Auditor Location	Singapore
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	1301-03
Entity Address, Address Line Two	13/f Shatin Galleria
Entity Address, Address Line Three	18-24 Shan Mei StFotan
Entity Address, City or Town	Shatin
Entity Address, Country	HK
Contact Personnel Name	Chee Hui Law
City Area Code	00852
Local Phone Number	26870272
Contact Personnel Email Address	chlaw@ccsc-interconnect.com
Entity Address, Postal Zip Code	00000
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	3,413,520
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	500,000